Stock-Based Compensation - Equity Award Activity (Details) (USD $)	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended				6 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended
	Jun. 30, 2012 Time Vesting Options and Restricted Stock [Member]	Dec. 31, 2011 Time Vesting Options and Restricted Stock [Member]	Jun. 30, 2012 Incentive Equity Awards [Member] Holdings [Member]	Jun. 30, 2011 Incentive Equity Awards [Member] Holdings [Member]	Jun. 30, 2012 Incentive Equity Awards [Member] Holdings [Member]	Jun. 30, 2011 Incentive Equity Awards [Member] Holdings [Member]	Dec. 31, 2011 Incentive Equity Awards [Member] Holdings [Member]	Dec. 31, 2010 Incentive Equity Awards [Member] Holdings [Member]	Dec. 31, 2009 Incentive Equity Awards [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Stock Options [Member] Holdings [Member]	Jun. 30, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Stock Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Stock Options [Member] Holdings [Member]	Dec. 31, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Stock Options [Member] Holdings [Member]	Dec. 31, 2009 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Stock Options [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Dec. 31, 2009 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Perfomance Based Stock Options [Member] Holdings [Member]	Nov. 30, 2010 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Holdings [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Holdings [Member]	Dec. 31, 2008 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Restricted Stock [Member] Holdings [Member]	Jun. 30, 2012 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options and Restricted Stock [Member]	Dec. 31, 2011 Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Time Vesting Options and Restricted Stock [Member]	Jun. 30, 2012 Phantom Value Plan [Member] Perfomance Based Stock Options [Member]	Dec. 31, 2011 Phantom Value Plan [Member] Perfomance Based Stock Options [Member]	Nov. 30, 2010 Executive Officers [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Apr. 30, 2007 Executive Officers [Member] Realogy Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Apr. 30, 2012 Employees [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Nov. 30, 2010 Employees [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Nov. 30, 2010 Employees, Consultants or Directors [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Apr. 30, 2007 Employees, Consultants or Directors [Member] Realogy Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]	Nov. 30, 2010 Non-employees [Member] Amended and Restated Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Holdings [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number																				4,000
Exercise price, stock options																											$ 137.50		$ 17.50	$ 20.75
Stock options, exercise price on grant date																												$ 250.00				$ 250
Outstanding stock options [Roll Forward]
Outstanding, beginning balance (in shares)										530,000	500,000	500,000	310,000	320,000	180,000	100,000	310,000	320,000			4,000	9,000									410,000		200,000
Granted (in shares)										980,000		30,000	200,000	0	80,000	80,000	(200,000)	0											970,000
Exercised (in shares)										0		0	0	0	0	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number										0					0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Other Increases (Decreases) in Period												0	0	0		0	0	0
Forfeited (in shares)											100,000	0	(10,000)	(10,000)	100,000	0	(10,000)	(10,000)
Outstanding, ending balance (in shares)										1,410,000		530,000	500,000	310,000	160,000	180,000	100,000	310,000			4,000	9,000									410,000		200,000
Stock options, additional disclosures
Options Vested (in shares)	110,000	180,000
Weighted Average Exercise Price (in dollars per share)	$ 48.25	$ 124.25
Granted stock options, weighted average contractual term	8 years 3 months 27 days	7 years 6 months
Aggregate Intrinsic Value	$ 0	$ 0
Unrecognized compensation cost related to performance based options																							11,000,000	5,000,000	2,000,000	6,000,000
Stock options vesting period																							4 years	3 years						4 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																							2 years 10 months 28 days	1 year 8 months 15 days
Stock-based compensation expense			$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 3,000,000	$ 7,000,000	$ 6,000,000	$ 7,000,000										$ 4,000,000